SHARE CAPITAL (Summary of Nonvested Options) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options
Non-vested at beginning of year | shares	230,179
Granted | shares	0
Vested | shares	(98,796)
Forfeited and canceled | shares	(36,000)
Non-vested at end of year | shares	95,383
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 6.17
Granted | $ / shares	0
Vested | $ / shares	5.44
Forfeited and canceled | $ / shares	6.38
Non-vested at end of period | $ / shares	$ 6.84